Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note O - Fair Value of Financial Instruments
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:
Securities: Debt securities classified as AFS are measured at fair value on a recurring basis. The fair values for securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Individually Evaluated Collateral Dependent Loans: Loans with specific reserves based on their fair value of collateral are measured on an as-needed, nonrecurring basis. The fair value of individually evaluated collateral dependent loans with specific allocations of the ACL is generally based on the fair value of collateral, less costs to sell, based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. In some instances, fair value adjustments can be made based on a quoted price from an observable input, such as a purchase agreement. Such adjustments would be classified as a Level 2 classification. Individually evaluated collateral dependent loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.
OREO: The value of foreclosed assets is measured on a nonrecurring basis. Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. In some instances, fair value adjustments can be made based on a quoted price from an observable input, such as a purchase agreement.  Such adjustments would be classified as a Level 2 classification.

Appraisals for collateral securing both individually evaluated collateral dependent loans and OREO owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of management reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with management’s own assumptions of fair value based on factors that include recent market data or industry-wide statistics.

On an as-needed basis, the Company reviews the fair value of collateral, taking into consideration current market data, as well as all selling costs, which typically amount to approximately 10%.
Interest Rate Swap Agreements: Interest rate swap contracts are carried at fair value on a recurring basis. The fair value of interest rate swap agreements is determined using the market standard methodology of netting the discounted future fixed cash payments (or receipts) and the discounted expected variable cash receipts (or payments).  The variable cash receipts (or payments) are based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves (Level 2).

Assets and Liabilities Measured on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	$86,779	$—	$—
U.S. Government sponsored entity securities	—	5,124	—
Agency mortgage-backed securities, residential	—	162,003	—
Interest rate swap derivatives	—	754	—

Liabilities:
Interest rate swap derivatives	—	(754)	—

	Fair Value Measurements at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	$168,030	$—	$—
U.S. Government sponsored entity securities	—	5,888	—
Agency mortgage-backed securities, residential	—	94,202	—
Interest rate swap derivatives	—	657	—

Liabilities:
Interest rate swap derivatives	—	(657)	—

There were no transfers into or out of Level 3 during the years ended December 31, 2025 or 2024.

Assets and Liabilities Measured on a Nonrecurring Basis

There were no assets or liabilities measured at fair value on a nonrecurring basis at December 31, 2025 or 2024.

The carrying amounts and estimated fair values of financial instruments at December 31, 2025 and December 31, 2024 are as follows:

		Fair Value Measurements at December 31, 2025 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$45,897	$45,897	$—	$—	$45,897
Securities available for sale	253,906	86,779	167,127	—	253,906
Securities held to maturity	5,452	—	2,963	2,111	5,074
Loans, net	1,184,499	—	—	1,171,189	1,171,189
Interest rate swap derivatives	754	—	754	—	754
Accrued interest receivable	5,476	—	1,357	4,119	5,476

Financial Liabilities:
Deposits	1,329,667	839,931	490,970	—	1,330,901
Other borrowed funds	44,848	—	44,386	—	44,386
Subordinated debentures	8,500	—	8,500	—	8,500
Interest rate swap derivatives	754	—	754	—	754
Accrued interest payable	6,584	—	6,584	—	6,584

		Fair Value Measurements at December 31, 2024 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$83,107	$83,107	$—	$—	$83,107
Securities available for sale	268,120	168,030	100,090	—	268,120
Securities held to maturity	7,049	—	3,651	2,769	6,420
Loans, net	1,051,737	—	—	1,037,349	1,037,349
Interest rate swap derivatives	657	—	657	—	657
Accrued interest receivable	4,805	—	1,540	3,265	4,805

Financial Liabilities:
Deposits	1,275,178	881,290	394,470	—	1,275,760
Other borrowed funds	39,740	—	38,815	—	38,815
Subordinated debentures	8,500	—	8,500	—	8,500
Interest rate swap derivatives	657	—	657	—	657
Accrued interest payable	5,234	1	5,233	—	5,234

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.